PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	March 31,	December 31,
	2015	2014
Laboratory equipment	$1,876,665	$1,611,513
Computer/office equipment and software	159,331	117,429
Furniture, fixtures and office equipment	73,735	23,526
Leasehold improvements	34,668	112,507
	2,144,399	1,864,975
Less - Accumulated depreciation and amortization	(904,602)	(857,848)
	$1,239,797	$1,007,127

	December 31,
	2014	2013
Laboratory equipment	$1,611,513	$1,082,438
Computer/office equipment and software	117,429	87,563
Furniture, fixtures and office equipment	23,526	18,772
Leasehold improvements	112,507	112,507
	1,864,975	1,301,280
Less - Accumulated depreciation and amortization	(857,848)	(553,392)
Total property and equipment, net	$1,007,127	$747,888